Remuneration of auditors (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Summary of Services from Auditors and its Associates

	€ million 2024	€ million 2023	€ million 2022
Fees payable to the Group’s auditors for the audit of the consolidated and parent
company accounts of Unilever PLC	12	7	6
Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of
Unilever PLC pursuant to legislation(a)(b)	20	16	17
Total statutory audit fees	32	23	23
Fees payable to the Group’s auditors for the audit of non-statutory
financial statements(c)	8	–	–
Audit-related assurance services(d)	1	–	–
Other taxation advisory services	–	–	–
Services relating to corporate finance transactions	–	–	–
Other assurance services(e)	7	1	1
All other non-audit services(f)	–	–	–
Total fees payable	48	24	24
(a)Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.
(b)Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2023: less than
€1 million individually and in aggregate; 2022: less than €1 million individually and in aggregate).
(c)2024 includes fees payable for reporting accountant services on the historical financial information of the Ice Cream business.
(d)In 2024, amounts paid in relation to each type of service are less than €1 million individually and in aggregate.
(e)2024 includes fees payable for CSRD assurance reporting services. With the exception of this service, amounts paid in relation to each type of service are less than
€1 million individually and in aggregate (2023: less than €1 million and in aggregate; 2022: less than €1 million and in aggregate).
(f)2024, 2023 and 2022 include various services, each less than €1 million individually.